Non-current other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other non-current receivables
Prepayments	$ 395,000	$ 392,000	$ 461,000
Accrued income	56,000	10,000
Other receivables	269,000	338,000	54,000
Non current other receivables	720,000	740,000	515,000
Circassia Pharmaceuticals PLC
Disclosure of other non-current receivables
Non current other receivables	0	118,000	0
FibroGen, Inc.
Disclosure of other non-current receivables
Non current other receivables	56,000	53,000	0
Moderna Therapeutics
Disclosure of other non-current receivables
Prepayments	$ 121,000	$ 125,000	146,000
Shionogi
Disclosure of other non-current receivables
Prepayments			$ 114,000